Securities (Details) (USD $)			12 Months Ended													12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Debt Obligations [Member]	Dec. 31, 2011 Collateralized debt obligation [Member]	Dec. 31, 2010 Collateralized debt obligation [Member]	Dec. 31, 2011 US Treasury [Member]	Dec. 31, 2010 US Treasury [Member]	Dec. 31, 2011 Government Sponsored enterprise obligations [Member]	Dec. 31, 2010 Government Sponsored enterprise obligations [Member]	Dec. 31, 2011 State and municipal obligations [Member]	Dec. 31, 2010 State and municipal obligations [Member]	Dec. 31, 2011 Corporate obligations [Member]	Dec. 31, 2010 Corporate obligations [Member]	Dec. 31, 2011 Equity Securities [Member]	Dec. 31, 2010 Equity Securities [Member]	Dec. 31, 2011 Trust Preferred Securities Subject to Mandatory Redemption [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 112,187,000	$ 112,660,000	$ 800,000	$ 100,000	$ 700,000	$ 502,000	$ 503,000	$ 55,766,000	$ 43,669,000	$ 53,531,000	$ 66,004,000	$ 1,093,000	$ 1,191,000	$ 1,295,000	$ 1,293,000
Gross unrealized gains	2,408,000	2,265,000				0	0	377,000	203,000	1,917,000	1,988,000	2,000	0	112,000	74,000
Gross unrealized losses	(337,000)	(930,000)				0	0	(18,000)	(663,000)	(23,000)	(34,000)	(296,000)	(233,000)	0	0
Available for sale securities - fair value	114,258,000	113,995,000
Cumulative OTTI recognized in earnings			360,000													900,000
Available for sale securities current carrying value		$ 113,995,000				$ 502,000	$ 503,000	$ 56,125,000	$ 43,209,000	$ 55,425,000	$ 67,958,000	$ 799,000	$ 958,000	$ 1,407,000	$ 1,367,000	$ 100,000